Going Concern - Additional Information (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 03, 2022	Feb. 23, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss			$ (5,950,000)	$ (7,307,000)	$ (14,054,000)	$ (22,142,000)	$ (29,199,000)	$ (44,836,000)	$ (39,612,000)
Net cash used by operating activities					(15,601,000)	(14,654,000)	(18,811,000)	(43,672,000)	(31,951,000)
Cash, cash equivalents, and restricted cash			7,205,000	$ 14,913,000	7,205,000	$ 14,913,000	14,421,000	18,289,000	60,038,000		$ 95,288,000
Restricted cash							499,000	393,000	$ 388,000
Cash expense for separation-related payments			174,000		174,000		499,000	393,000		$ 100,000
Current liabilities			4,228,000		4,228,000		4,854,000	6,945,000
Common stock, issued and sold		3,880,000
Issuance of common stock		$ 10,000,000					4,139,000	$ 14,037,000
After deduction of underwriting discounts and estimated other offering expenses		$ 900,000
ATM Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Potential cash inflow from the offer of shares					100,000
Shelf Registration Statement [Member] | ATM Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum public float			75,000,000		$ 75,000,000		$ 75,000,000
Cellectis [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued and sold								1,250,000
Maximum [Member] | Cellectis [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold percentage of ownership in outstanding common stock to enact indemnification agreement					50.00%		50.00%
Pre-funded Warrants [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued (in shares)		3,880,000
Common Warrants [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued (in shares)		7,760,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued and sold		3,880,000
Issuance of common stock		$ 10,000,000
After deduction of underwriting discounts and estimated other offering expenses		$ 900,000
Subsequent Event [Member] | ATM Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, issued and sold	2,000,000
After deduction of underwriting discounts and estimated other offering expenses	$ 100,000
Subsequent Event [Member] | Maximum [Member] | ATM Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares subscribed but not issued	15,661,000
Subsequent Event [Member] | Pre-funded Warrants [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued (in shares)		3,880,000
Subsequent Event [Member] | Common Warrants [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants issued (in shares)		7,760,000
Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash expense for separation-related payments										$ 500,000
Equipment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted cash			$ 200,000		$ 200,000		$ 600,000